Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

17.  Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Walnut HK is incorporated in Hong Kong and is subject to Hong Kong profits tax at the rate of 16.5% on its activities conducted in Hong Kong and it may be exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The Company’s subsidiaries and VIE in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ”EIT Law”), which was effective since January 1, 2008, except for certain entities eligible for preferential tax rates.

17.  Income Taxes (Continued)

PRC (Continued)

Shanghai Xunmeng, a subsidiary of VIE, was recognized as a high and new technology enterprise (“HNTE”) in November 2018 and was eligible for 15% preferential tax rate from 2018 to 2020.

Xinzhijiang, a subsidiary of the Company established in April 2018, located in Qianhai District, Shenzhen, Guangdong Province, was eligible for a preferential tax rate of 15% and started to apply this rate from then on. The preferential tax rate is awarded to companies that are located in Qianhai District which operate in certain encouraged industries, from 2014 to 2020.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The Group’s loss before income taxes consisted of:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Non-PRC	(7,083,904)	(2,741,219)	(3,763,962)	(576,853)
PRC	(3,133,221)	(4,226,384)	(3,415,780)	(523,491)
	(10,217,125)	(6,967,603)	(7,179,742)	(1,100,344)

The Group had no current or deferred income tax expenses or benefits for the years ended December 31, 2018, 2019 and 2020.

The reconciliations of the income tax expenses for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Loss before income tax expense	(10,217,125)	(6,967,603)	(7,179,742)	(1,100,344)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefits at PRC statutory tax rate	(2,554,281)	(1,741,901)	(1,794,935)	(275,086)
International tax rate differential	1,779,100	735,028	1,077,383	165,116
Preferential tax rate	197,828	358,796	57,483	8,810
Non-deductible expenses	36,726	(5,980)	108	17
Non-taxable income	(20,973)	(61,151)	(164,120)	(25,153)
Deferred tax items tax rate differential	(34,236)	(570,382)	(110,821)	(16,984)
Additional deduction of research and development expenses	(22,672)	(67,628)	(124,858)	(19,135)
Change in valuation allowance	618,508	1,353,218	1,059,760	162,415
Income tax expenses	—	—	—	—

17.  Income Taxes (Continued)

PRC (Continued)

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Deferred tax assets
Tax losses carried forward	1,840,246	1,956,901	299,908
Carryforwards of non-deductible advertising expenses and donations	251,829	1,143,858	175,304
Others	43,111	94,186	14,435
Less: valuation allowance	(2,135,186)	(3,194,945)	(489,647)
Deferred tax assets, net	—	—	—

The Group operates through several subsidiaries, the VIE and the subsidiaries of the VIE. Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2019 and 2020, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

As of December 31, 2019 and 2020, the Group had taxable losses of RMB8,174,339 and RMB8,689,427 (US$1,331,713) derived from entities in the PRC, which can be carried forward for five years to offset future taxable profit, and the period was extended to ten years for entities qualified as HNTE in 2020 and thereafter. The PRC taxable loss will expire from December 31, 2021 to 2029 if not utilized.

The Group plans to indefinitely reinvest the undistributed earnings of its subsidiaries, the VIE and the subsidiaries of the VIE located in the PRC. As of December 31, 2019 and 2020, there were no undistributed earnings from these entities and no withholding tax has been accrued.

As of December 31, 2019 and 2020, the Group did not have significant unrecognized tax benefit, all of which were presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. It is possible that the amount of unrecognized benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment.

For the years ended December 31, 2018, 2019 and 2020, no interest expense was accrued in relation to the unrecognized tax benefit. As of December 31, 2019 and 2020 there were no accumulated interest expenses recorded in unrecognized tax benefit.

As of December 31, 2020, the tax years ended December 31, 2015 through period ended as of the reporting dates for the WFOE, the VIE and the subsidiaries of the VIE remain open to examination by the PRC tax authorities.